                       BERGER INSTITUTIONAL PRODUCTS TRUST

                                 ANNUAL REPORT

                                December 31, 1999




                      Berger IPT-Small Company Growth Fund




           This report reflects the financial position of the Fund at
       December 31, 1999 and the results of operations and changes in its net assets for the periods indicated.

                                    (2)   Portfolio Manager Commentary

                                    (3)   Schedule of Investments

                                    (6)   Statement of Assets and Liabilities

                                    (7)   Statement of Operations

                                    (8)   Statements of Changes in Net Assets

                                    (9)   Financial Highlights

                                   (10)   Notes to Financial Statements

                                   (13)   Report of Independent Accountants



[BERGER FUNDS LOGO]

                           Berger Funds   December 31, 1999 Annual Report      2


                                BERGER IPT-
                              SMALL COMPANY
                                GROWTH FUND

Portfolio Manager Commentary   Amy K. Selner


PERFORMANCE

For the year ended December 31, 1999, the Berger IPT- Small Company Growth Fund (the "Fund") had a total return of 91.45%.(1) This significantly outdistanced the gains registered by the Russell 2000 Index(2) and the Russell 2000 Growth Index,(3) which were 21.26% and 43.09%, respectively, over this time period.

As a group, small-cap stocks performed in step with large-cap stocks from the October 8, 1998, market trough until mid-January 1999 when interest rate fears crept into the marketplace. Small caps then dramatically underperformed large caps through March.

Between April and June, small caps (as measured by the Russell 2000) outperformed large caps (as measured by the S&P 500 Index(4)) by nearly 8%. This was the best quarterly outperformance of small caps since the fourth quarter 1992 and was attributable to the more attractive relative valuations of small caps compared with large caps after a very difficult first quarter 1999.

In the quarter ended September 30, the stock market faltered on renewed interest rate fears, and both small- and large-cap stocks performed poorly. During the fourth quarter of 1999, small caps outperformed large caps by 3.57%; the Russell 2000 returned 18.44%, while the S&P 500 returned 14.87%.

YEAR IN REVIEW

Despite this up-and-down year for small-cap stocks, our Fund was able to considerably outperform its benchmarks.

The Fund remains heavily weighted in industries in which growth prospects are the most visible and consistent. Technology, our largest sector, continues to have the greatest long-term growth fundamentals. We believe that the growth prospects are explosive for the Internet infrastructure in particular. Therefore, we continue to focus on telecommunication and broadband companies, which provide the plumbing that enables broad acceptance of Internet applications and services. Similarly, companies such as Powerwave Technologies, which supplies components for wireless communications, have been strong holdings.

We have seen a pickup in the information technology services group. We believe some large contract orders from companies transitioning to internet-centric strategies may continue to drive growth in the group. Semiconductor stocks continued to show solid revenue growth, and improving Asian economies should help sustain this trend.

Our Fund lowered its exposure to the healthcare group over this fiscal year. Uncertainty surrounding prescription drug benefits and the government's impact on drug pricing caused the healthcare sector to underperform compared with the broader market. One bright spot in the sector was biotechnology stocks. Emerging biotechnology companies such as Biocryst Pharmaceutical and Cephalon boosted Fund performance.

Our energy weighting contributed to the Fund's outperformance in the first six months of 1999. Although there are worries that OPEC will irrationally increase oil production, we remain positive on the long-term supply/demand fundamentals within the sector.

Within the consumer group, radio stocks continue to be solid performers. The environment for radio advertising was robust in 1999, and we expect this group's strong fundamentals to carry into next year.

LOOKING AHEAD

Going forward, we continue to favor the technology sector, particularly the telecommunication and broadband infrastructure companies that support the Internet. We believe the software companies offering solutions that migrate companies to the efficiencies of the Internet will enjoy strong growth. We expect semiconductors to continue their strong fundamentals into next year as well.

We remain optimistic about the market in 2000. The U.S. economy is undeniably robust, and international economies continue to grow in concert. We expect productivity to continue to grow and to fuel low inflationary growth into 2000. If inflation fears are stoked by the upcoming economic data, the Fed may raise rates again. This will be the largest risk factor in the market.

We would need to see a period of greater operating profit growth for small caps in order for them to outperform their large-cap peers. We believe our bias toward technology will be beneficial in the year 2000. Global economies appear to be strengthening in concert, which will benefit technology stocks because they often garner over 50% of earnings internationally.


(1) Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small company stocks. One cannot invest directly in an index.

(3) The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which consists of common growth stocks included in the Russell 2000 Index. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios. It is a generally recognized indicator used to measure overall small-company growth stock performance in the U.S. stock market. One cannot invest directly in an index.

(4) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

3      Berger Funds   December 31, 1999 Annual Report              BERGER IPT-
                                                                   SMALL COMPANY
                                                                   GROWTH FUND

PERFORMANCE OVERVIEW

COMPARISON OF CHANGE IN VALUE OF BERGER IPT-SMALL COMPANY GROWTH FUND VS. RUSSELL 2000 STOCK INDEX AND COST OF LIVING INDEX

                                        Berger IPT-
                                        Small Company
                                        Growth Fund
                                        $23,520

                 [CHART]                Russell 2000
                                        Stock Index
                                        $15,213

                                        Cost of
                                        Living Index
                                        $10,768

BERGER IPT-SMALL COMPANY GROWTH FUND*
AVERAGE ANNUAL TOTAL RETURN

As of December 31, 1999
--------------------------------------
1 year                          91.45%
Since Inception (5/1/96)        26.24%

* Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares.

SCHEDULE OF INVESTMENTS

                                                               December 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCK (93.66%)
--------------------------------------------------------------------------------
BANKS - WEST/SOUTHWEST (0.50%)
          4,190     Silicon Valley Bancshares*                       $   207,405
--------------------------------------------------------------------------------

BUILDING - HEAVY CONSTRUCTION (1.10%)
         10,290     Dycom Industries, Inc.*                              453,403
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - MISCELLANEOUS (3.50%)
         10,670     Diamond Technology Partners, Inc.*                   916,953
--------------------------------------------------------------------------------
          9,480     The Corporate Executive Board Co.*                   529,695
--------------------------------------------------------------------------------
                                                                       1,446,648
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - SCHOOLS (0.91%)
         20,200     Devry, Inc.*                                         376,225
--------------------------------------------------------------------------------

COMPUTER - SERVICES (2.53%)
          3,900     Internap Network Services Corp.*                     674,700
--------------------------------------------------------------------------------
          6,910     Whittman-Hart, Inc.*                                 370,548
--------------------------------------------------------------------------------
                                                                       1,045,248
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - DESKTOP (1.82%)
         10,290     Macromedia, Inc.*                                    752,456
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - EDUCATIONAL/ENTERTAINMENT (1.41%)
         17,400     CBT Group PLC ADR*                                   582,900
--------------------------------------------------------------------------------

                                                               December 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCK (93.66%) - CONTINUED
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - ENTERPRISE (8.05%)
          8,830     Aspect Development, Inc.*                        $   604,855
--------------------------------------------------------------------------------
          4,350     Mercury Interactive Corp.*                           469,528
--------------------------------------------------------------------------------
          9,260     New Era of Networks, Inc.*                           441,007
--------------------------------------------------------------------------------
          3,570     Peregrine Systems, Inc.*                             294,971
--------------------------------------------------------------------------------
         10,320     SAGA Systems, Inc.*                                  205,755
--------------------------------------------------------------------------------
         12,530     TSI International Software Ltd.*                     709,511
--------------------------------------------------------------------------------
          4,195     VERITAS Software Corp.*                              600,409
--------------------------------------------------------------------------------
                                                                       3,326,036
--------------------------------------------------------------------------------

ELECTRONIC - LASER SYSTEM/COMPONENT (1.42%)
         12,760     Cymer, Inc.*                                         586,960
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (6.20%)
          9,300     DuPont Photomasks, Inc.*                             448,725
--------------------------------------------------------------------------------
          9,460     Etec Systems, Inc.*                                  424,517
--------------------------------------------------------------------------------
         15,770     PRI Automation, Inc.*                              1,058,584
--------------------------------------------------------------------------------
          5,910     Teradyne, Inc.*                                      390,060
--------------------------------------------------------------------------------
          5,140     Veeco Instruments Inc.*                              240,616
--------------------------------------------------------------------------------
                                                                       2,562,502
ELECTRONIC - SEMICONDUCTOR MANUFACTURING (4.66%)
          4,740     Applied Micro Circuits Corp.*                        603,165
--------------------------------------------------------------------------------
         12,770     Cree Research Inc.*                                1,090,238
--------------------------------------------------------------------------------
          4,470     MIPS Technologies, Inc.                              232,440
--------------------------------------------------------------------------------
                                                                       1,925,843

BERGER IPT-                Berger Funds   December 31, 1999 Annual Report      4
SMALL COMPANY
GROWTH FUND


                                                               December 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCK (93.66%) - CONTINUED
--------------------------------------------------------------------------------
ELECTRONIC PRODUCTS - MISCELLANEOUS (6.43%)
          4,350     Plug Power Inc.*                                 $   122,887
--------------------------------------------------------------------------------
          8,020     Powerwave Technologies, Inc.*                        468,167
--------------------------------------------------------------------------------
         10,250     Proxim, Inc.*                                      1,127,500
--------------------------------------------------------------------------------
         20,400     Universal Electronics Inc.*                          938,400
--------------------------------------------------------------------------------
                                                                       2,656,954
--------------------------------------------------------------------------------

FINANCE - MORTGAGE & RELATED SERVICES (0.23%)
         11,850     Resource America, Inc.                                93,318
--------------------------------------------------------------------------------

FINANCE - SAVINGS & LOANS (0.35%)
          6,170     Webster Preferred Capital Corp.                      145,380
--------------------------------------------------------------------------------

FINANCIAL SERVICES - MISCELLANEOUS (0.79%)
          9,110     Metris Companies Inc.                                325,113
--------------------------------------------------------------------------------

INSURANCE - BROKERS (0.60%)
         10,330     Pre-Paid Legal Services*                             247,920
--------------------------------------------------------------------------------

INTERNET - E*COMMERCE (0.32%)
          1,380     Ebenx Inc.*                                           62,445
--------------------------------------------------------------------------------
            400     Internet Capital Group, Inc.*                         68,000
--------------------------------------------------------------------------------
                                                                         130,445
--------------------------------------------------------------------------------

INTERNET - ISP/CONTENT (3.50%)
          3,830     China.com Corp.*                                     301,133
--------------------------------------------------------------------------------
          4,470     Commerce One, Inc.*                                  878,355
--------------------------------------------------------------------------------
          3,050     Homestore.com, Inc.*                                 226,462
--------------------------------------------------------------------------------
            420     Internet Initiative Japan Inc. ADR*                   40,818
--------------------------------------------------------------------------------
                                                                       1,446,768
--------------------------------------------------------------------------------

INTERNET - NETWORK SECURITY/SOLUTIONS (4.06%)
          5,110     Sapient Corp.*                                       720,190
--------------------------------------------------------------------------------
         16,460     Spyglass, Inc.*                                      624,194
--------------------------------------------------------------------------------
          7,500     USWeb Corp.*                                         333,281
--------------------------------------------------------------------------------
                                                                       1,677,665
--------------------------------------------------------------------------------

INTERNET - SOFTWARE (7.75%)
          5,730     Agile Software Corp.*                              1,244,752
--------------------------------------------------------------------------------
          2,770     Ariba, Inc.*                                         491,328
--------------------------------------------------------------------------------
          2,200     CMGI Inc.*                                           609,125
--------------------------------------------------------------------------------
          7,150     Primus Knowledge Solutions, Inc.*                    323,984
--------------------------------------------------------------------------------
          5,620     Razorfish Inc.*                                      534,602
--------------------------------------------------------------------------------
                                                                       3,203,791
--------------------------------------------------------------------------------

MEDIA - PERIODICALS (0.29%)
          4,960     Martha Stewart Living Omnimedia, Inc.                119,040
--------------------------------------------------------------------------------

MEDIA - RADIO/TV (8.05%)
          9,830     Cox Radio, Inc.*                                     980,542
--------------------------------------------------------------------------------
         10,030     Cumulus Media Inc.*                                  509,022
--------------------------------------------------------------------------------
          4,470     Emmis Communications Corp.*                          557,143
--------------------------------------------------------------------------------
          5,010     Hispanic Broadcasting Corp.*                         462,015
--------------------------------------------------------------------------------
         10,570     Salem Communications Corp.*                          239,146
--------------------------------------------------------------------------------
         11,930     SBS Broadcasting SA*                                 580,841
--------------------------------------------------------------------------------
                                                                       3,328,709
--------------------------------------------------------------------------------

                                                               December 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCK (93.66%) - CONTINUED
--------------------------------------------------------------------------------
MEDICAL - BIOMED/GENETICS (7.57%)
         18,590     BioCryst Pharmaceuticals, Inc.*                  $   548,405
--------------------------------------------------------------------------------
         17,280     Cephalon, Inc.*                                      597,240
--------------------------------------------------------------------------------
          6,120     IDEC Pharmaceuticals Corp.*                          601,290
--------------------------------------------------------------------------------
          9,190     Invitrogen Corp.*                                    551,400
--------------------------------------------------------------------------------
          2,150     Maxygen*                                             152,650
--------------------------------------------------------------------------------
          4,100     Medimmune, Inc.*                                     680,087
--------------------------------------------------------------------------------
                                                                       3,131,072
--------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (0.99%)
          9,960     Pharmacyclics, Inc.*                                 410,850
--------------------------------------------------------------------------------

MEDICAL - INSTRUMENTS (1.68%)
         18,720     IDEXX Laboratories, Inc.*                            301,860
--------------------------------------------------------------------------------
         15,810     Ventana Medical Systems, Inc.*                       393,273
--------------------------------------------------------------------------------
                                                                         695,133
--------------------------------------------------------------------------------

MEDICAL - MEDICAL/DENTAL SERVICES (1.03%)
         11,350     Accredo Health, Inc.*                                349,012
--------------------------------------------------------------------------------
          9,620     ProVantage Health Services, Inc.*                     76,960
--------------------------------------------------------------------------------
                                                                         425,972
--------------------------------------------------------------------------------

MEDICAL - WHOLESALE DRUG/SUNDRIES (2.82%)
         18,900     Allscripts, Inc.*                                    831,600
--------------------------------------------------------------------------------
         11,520     Priority Healthcare Corp.*                           333,360
--------------------------------------------------------------------------------
                                                                       1,164,960
--------------------------------------------------------------------------------

METAL PRODUCTS & FABRICATION (0.99%)
         16,610     Maverick Tube Corp.*                                 410,059
--------------------------------------------------------------------------------

OIL & GAS - DRILLING (1.49%)
         16,820     Marine Drilling Co.                                  377,398
--------------------------------------------------------------------------------
         18,300     Patterson Energy, Inc.*                              237,900
--------------------------------------------------------------------------------
                                                                         615,298
--------------------------------------------------------------------------------

OIL & GAS - FIELD SERVICES (0.78%)
         13,810     Paradigm Geophysical Ltd.*                            67,755
--------------------------------------------------------------------------------
         18,260     Veritas DGC, Inc.*                                   255,640
--------------------------------------------------------------------------------
                                                                         323,395
--------------------------------------------------------------------------------

OIL & GAS - U.S. EXPLORATION & PRODUCTION (2.59%)
         13,850     Basin Exploration, Inc.*                             244,106
--------------------------------------------------------------------------------
          9,350     Devon Energy Corp.                                   307,381
--------------------------------------------------------------------------------
         23,160     Forest Oil Corp.*                                    305,422
--------------------------------------------------------------------------------
          6,020     Stone Energy Corp.*                                  214,462
--------------------------------------------------------------------------------
                                                                       1,071,371
--------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (0.34%)
          4,110     AnnTaylor Stores*                                    141,538
--------------------------------------------------------------------------------

RETAIL - MISCELLANEOUS DIVERSIFIED (0.96%)
         13,870     Michaels Stores, Inc.*                               395,295
--------------------------------------------------------------------------------

RETAIL - SUPER/MINI-MARKETS (0.98%)
          8,760     Whole Foods Market, Inc.*                            406,245
--------------------------------------------------------------------------------

5      Berger Funds   December 31, 1999 Annual Report              BERGER IPT-
                                                                   SMALL COMPANY
                                                                   GROWTH FUND



                                                               December 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE                                                           VALUE
--------------------------------------------------------------------------------
COMMON STOCK (93.66%) - CONTINUED
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - EQUIPMENT (3.76%)
          5,510     Adaptive Broadband Corp.*                        $   406,706
--------------------------------------------------------------------------------
         13,400     Aspect Communications Corp.*                         524,275
--------------------------------------------------------------------------------
          1,770     Redback Networks Inc.*                               314,175
--------------------------------------------------------------------------------
          6,680     Research in Motion, Ltd.*                            308,532
--------------------------------------------------------------------------------
                                                                       1,553,688
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (3.21%)
          3,910     Metasolv Software, Inc*                              319,642
--------------------------------------------------------------------------------
         18,810     Viatel, Inc.*                                      1,008,686
--------------------------------------------------------------------------------
                                                                       1,328,328
--------------------------------------------------------------------------------

Total Common Stock
(Cost $24,857,636)                                                    38,713,933
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (3.23%)
--------------------------------------------------------------------------------
     $1,336,000     State Street Repurchase Agreement,
                    2.50% dated December 31, 1999,
                    to be repurchased at $1,336,278
                    on January 3, 2000, collateralized by
                    U.S. Treasury Note, 4.63% -
                    December 31, 2000, with a value
                    of $1,364,225                                      1,336,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $1,336,000)                                                      1,336,000
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.63%)
--------------------------------------------------------------------------------
     $1,500,000     FHLMC Discount Note
                    4.50%, 1/5/2000                                    1,499,250
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(Cost $1,499,250)                                                      1,499,250
--------------------------------------------------------------------------------
Total Investments (Cost $27,692,886) (100.52%)                        41,549,183
--------------------------------------------------------------------------------
Total Other Assets, Less Liabilities (-0.52%)                           (214,374)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                 $41,334,809
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.
PLC - Public Limited Company.

See notes to financial statements.

                           Berger Funds   December 31, 1999 Annual Report      6

                                  FINANCIAL
                                 STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

Berger IPT-
Small Company
Growth Fund                                                    December 31, 1999
--------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                 $27,692,886
--------------------------------------------------------------------------------
Investments, at value                                                $41,549,183
--------------------------------------------------------------------------------
Cash                                                                     320,744
--------------------------------------------------------------------------------
Receivables
--------------------------------------------------------------------------------
    Investment securities sold                                           981,456
--------------------------------------------------------------------------------
    Fund shares sold                                                     719,440
--------------------------------------------------------------------------------
    Dividends                                                                465
--------------------------------------------------------------------------------
    Interest                                                                  92
--------------------------------------------------------------------------------
Due from Advisor                                                           2,464
--------------------------------------------------------------------------------
             Total Assets                                             43,573,844
--------------------------------------------------------------------------------

LIABILITIES
Payables
    Investment securities purchased                                    1,874,960
--------------------------------------------------------------------------------
    Fund shares redeemed                                                 321,173
--------------------------------------------------------------------------------
Accrued investment advisory fees                                          26,001
--------------------------------------------------------------------------------
Accrued custodian and accounting fees                                      9,364
--------------------------------------------------------------------------------
Accrued transfer agent fees                                                1,544
--------------------------------------------------------------------------------
Accrued audit fees                                                         5,924
--------------------------------------------------------------------------------
Other accrued expenses                                                        69
--------------------------------------------------------------------------------
             Total Liabilities                                         2,239,035
--------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                          $41,334,809
--------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
--------------------------------------------------------------------------------
Capital (par value and paid in surplus)                              $26,670,268
--------------------------------------------------------------------------------
Undistributed net realized gain on investments                           808,244
--------------------------------------------------------------------------------
Net unrealized appreciation of securities
    and foreign currency transactions                                 13,856,297
--------------------------------------------------------------------------------
                                                                     $41,334,809
--------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited shares authorized)      1,757,923
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                  $23.51
--------------------------------------------------------------------------------

See notes to financial statements.

7      Berger Funds   December 31, 1999 Annual Report                 FINANCIAL
                                                                      STATEMENTS


STATEMENT OF OPERATIONS

Berger IPT-
Small Company                                                         Year Ended
Growth Fund                                                    December 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
     Dividends                                                       $     4,178
--------------------------------------------------------------------------------
     Interest                                                             84,540
--------------------------------------------------------------------------------
               Total Income                                               88,718
--------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------
     Investment advisory fees                                            132,056
--------------------------------------------------------------------------------
     Administrative services fees                                            862
--------------------------------------------------------------------------------
     Accounting fees                                                      14,931
--------------------------------------------------------------------------------
     Custodian fees                                                       38,602
--------------------------------------------------------------------------------
     Transfer agent fees                                                  12,835
--------------------------------------------------------------------------------
     Audit fees                                                            9,299
--------------------------------------------------------------------------------
     Legal fees                                                            4,997
--------------------------------------------------------------------------------
     Trustees' fees and expenses                                             880
--------------------------------------------------------------------------------
     Shareholder reporting fees                                           15,412
--------------------------------------------------------------------------------
     Other expenses                                                          624
--------------------------------------------------------------------------------
          Gross Expenses                                                 230,498
--------------------------------------------------------------------------------
          Less fees waived and/or reimbursed by Advisor                  (57,324)
--------------------------------------------------------------------------------
          Less earnings credits                                             (775)
--------------------------------------------------------------------------------
          Net Expenses                                                   172,399
--------------------------------------------------------------------------------
          Net Investment Loss                                            (83,681)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on securities and foreign currency transactions      2,133,648
--------------------------------------------------------------------------------
Net change in unrealized appreciation on securities
     and foreign currency transactions                                12,267,043
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments
     and Foreign Currency Transactions                                14,400,691
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $14,317,010
--------------------------------------------------------------------------------

See notes to financial statements.

FINANCIAL                  Berger Funds   December 31, 1999 Annual Report      8
STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

Berger IPT-
Small Company
Growth Fund
--------------------------------------------------------------------------------

Year Ended December 31,                                                                  1999                1998
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS

Net investment loss                                                                  $     (83,681)      $     (6,382)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign currency transactions                 2,133,648         (1,141,963)
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on securities
     and foreign currency transactions                                                  12,267,043          1,414,843
----------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                    14,317,010            266,498
----------------------------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

In excess of net investment income                                                              --             (3,942)
----------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders                     --             (3,942)
----------------------------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS

Proceeds from shares sold                                                               39,787,939         17,333,156
----------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment of dividends
     and distributions                                                                          --              3,921
----------------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                           (22,628,443)       (10,460,889)
----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from
     Fund Share Transactions                                                            17,159,496          6,876,188
----------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                                              31,476,506          7,138,744
----------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                                                      9,858,303          2,719,559
----------------------------------------------------------------------------------------------------------------------
End of period                                                                        $  41,334,809       $  9,858,303
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                             --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------------------------------------

Shares sold                                                                              2,575,054          1,480,619
----------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends and distributions                    --                331
----------------------------------------------------------------------------------------------------------------------
Shares repurchased                                                                      (1,619,624)          (903,929)
----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                                          955,430            577,021
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                                                    802,493            225,472
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                        1,757,923            802,493
----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

9      Berger Funds   December 31, 1999 Annual Report                  FINANCIAL
                                                                      STATEMENTS

BERGER IPT - SMALL COMPANY GROWTH FUND
For a share Outstanding Throughout the Period

                                                                                  Years Ended December 31,
                                                          ------------------------------------------------------------------------
                                                              1999             1998             1997               1996(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $      12.28     $      12.06     $       9.95       $      10.00
----------------------------------------------------------------------------------------------------------------------------------
From investment operations
     Net investment income (loss)                                   --               --             0.00(6)            0.01
----------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains (losses) from
          investments and foreign currency transactions          11.23             0.23             2.11              (0.06)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 11.23             0.23             2.11              (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
     Dividends (in excess of net investment income)                 --            (0.01)              --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                   --            (0.01)              --                 --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $      23.51     $      12.28     $      12.06       $       9.95
----------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                  91.45%            1.87%           21.21%             (0.50)%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period                            $ 41,334,809     $  9,858,303     $  2,719,559       $    291,362
----------------------------------------------------------------------------------------------------------------------------------
     Net expense ratio to average net assets(3)                   1.15%            1.15%            1.15%(5)           1.15%(4)(5)
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of net income (loss) to average net assets            (0.56)%          (0.11)%           0.05%              0.14%(4)
----------------------------------------------------------------------------------------------------------------------------------
     Gross expense ratio to average net assets                    1.53%            2.19%            5.81%              8.57%(4)
----------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate(2)                                    179%             147%             194%                80%
----------------------------------------------------------------------------------------------------------------------------------

1. For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.
2.   Not annualized.
3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.
4.   Annualized.
5.   Restated to conform with new presentation standards.
6.   Amount represents less than $0.01 per share.

See notes to financial statements.

                           Berger Funds   December 31, 1999 Annual Report     10

                                   NOTES TO
                                  FINANCIAL
                                 STATEMENTS

--------------------------------------------------------------------------------
 1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION
The Berger IPT-Small Company Growth Fund (the "Fund") is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund, Berger IPT-100 Fund ("IPT-100"), Berger IPT-Growth and Income Fund ("IPT-G&I"), and Berger/BIAM IPT-International Fund ("IPT-International") are the only portfolios established under the Trust, although others may be added in the future. The Fund commenced operations on May 1, 1996.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933 (the "Acts"). Shares of each Fund are fully paid and non-assessable when issued. All Shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans. All costs incurred in organizing the Trust were paid by Berger LLC ("Berger"), formerly Berger Associates, Inc., the investment advisor to the Fund and by BBOI Worldwide LLC ("BBOI"), the investment advisor to IPT-International.

At December 31, 1999, Berger did not own, either directly or indirectly, any of the outstanding shares of the Fund.

Effective September 30, 1999, Berger Associates, Inc. transferred its operating assets and business to Berger. Accordingly, Berger now serves as investment advisor to the Fund. The transfer did not result in any change to the investment objectives or principal investment strategies of the Fund, or result in any change to the day-to-day management of the Fund's investments.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the Funds are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

CALCULATION OF NET ASSET VALUE
The Fund's per share calculation of net asset value is determined by dividing the total value of it assets, less liabilities, by the total number of shares outstanding.

FEDERAL INCOME TAX STATUS
It is the Fund's policy to comply with the requirements of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

FOREIGN CURRENCY TRANSLATION
Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

11     Berger Funds   December 31, 1999 Annual Report                   NOTES TO
                                                                       FINANCIAL
                                                                      STATEMENTS


--------------------------------------------------------------------------------
 1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date with the exception that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

COMMON EXPENSES
Certain expenses, which are are not directly allocable to a specific Fund of the Trust, are allocated to the Fund on the basis of relative net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

--------------------------------------------------------------------------------
 2  AGREEMENTS
--------------------------------------------------------------------------------

Berger serves as the investment advisor to the Fund. From January 1, 1999 to September 30, 1999, Berger received an investment advisory fee at an annual rate of .90% of the Fund's average daily net assets. Effective October 1, 1999 the investment advisory fee charged to the Fund was reduced to the following annual rates of average daily net assets: .85% of the first $500 million; .80% of the next $500 million; and .75% over $1 billion. Such fee is accrued daily and paid monthly. Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any given fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.15% of the average daily net assets of the Fund.

The Fund has entered into an administrative services agreement with Berger. From January 1, 1999 to September 30, 1999, the administrative services agreement provided for a fee at an annual rate of .01% of the average daily net assets of the Fund. Effective October 1, 1999, Berger eliminated the fee charged to the Fund for such services.

The Trust, on behalf of the Fund, has entered into a recordkeeping and pricing agreement with Investors Fiduciary Trust Company ("IFTC") who also serves as the Fund's custodian and transfer agent. The recordkeeping and pricing agreement provides for the monthly payment of a base fee plus a fee computed as a percentage of average daily net assets on a total relationship basis. IFTC's fees for custody, recordkeeping, pricing, and transfer agency services are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by IFTC as custodian or by credits received from directed brokerage transactions.

DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership, provides shareholder accounting services to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Fund receives an amount equal to the brokerage commissions paid to DST Securities, Inc. as credits against transfer agent fees and expenses. For the year ended December 31, 1999, the Fund received no brokerage credits.

Certain officers and directors of Berger are also officers and trustees of the Trust. Trustees who are not affiliated with Berger received trustees' fees totaling $880 from the Fund for the year ended December 31, 1999.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees remain in the Fund and are invested in various funds advised by Berger until distribution in accordance with the Plan.

NOTES TO                   Berger Funds   December 31, 1999 Annual Report     12
FINANCIAL
STATEMENTS


--------------------------------------------------------------------------------
 3  INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

PURCHASES AND SALES
Purchases and sales proceeds of investment securities (excluding short-term securities) were $41,327,202 and $25,528,935, respectively, for the year ended December 31, 1999.

There were no purchases or sales of long-term U.S. government securities during the period.

UNREALIZED APPRECIATION, UNREALIZED DEPRECIATION AND FEDERAL TAX COST OF SECURITIES
At December 31, 1999, the federal tax cost of securities and composition of net unrealized appreciation (depreciation) for securities were as follows:

                                   Gross             Gross                   Net
               Federal        Unrealized        Unrealized         Appreciation/
              Tax Cost      Appreciation      Depreciation        (Depreciation)
--------------------------------------------------------------------------------
         $  28,174,042     $  14,086,466    $     (711,325)       $   13,375,141
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
Repurchase agreements held by the Fund are fully collateralized by U.S. government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CONCENTRATION OF RISK
The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

FEDERAL INCOME TAXES
Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

Fund distributions from ordinary income did not qualify for dividends received deduction to corporate shareholders for the fiscal year ended December 31, 1999.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in-capital. During the year ended December 31, 1999, the following reclassifications were made:

                                          Undistributed            Undistributed
                      Paid-in            Net Investment             Net Realized
                      Capital                    Income                    Gains
--------------------------------------------------------------------------------
                           --                 $  83,681              $  (83,681)
--------------------------------------------------------------------------------

Net capital loss carryovers used to offset realized capital gains in 1999 amounted to $987,704.

13     Berger Funds   December 31, 1999 Annual Report


                                  REPORT OF
                                  INDEPENDENT
                                  ACCOUNTANTS

To the Board of Trustees and Shareholders of Berger Institutional Products Trust


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berger IPT - Small Company Growth Fund (one of the portfolios constituting Berger Institutional Products Trust, hereafter referred to as the "Trust") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2000

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